Annual Fund Operating Expenses - MUFG Japan Small Cap Active ETF - MUFG Japan Small Cap Active ETF [Default Label]	Jul. 02, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[1]
Expenses (as a percentage of Assets)	0.85%

[1]	“Other Expenses” are estimated for the current fiscal year. “Other Expenses” include acquired fund fees and expenses (“AFFE”) of 0.01%, which are indirect fees and expenses that the Fund incurs from holding the shares of other mutual funds, including money market funds and exchange traded funds. AFFE is estimated for the current fiscal year.